STOCKHOLDERS’ DEFICIT (Details Narrative)															1 Months Ended			3 Months Ended			12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Aug. 17, 2021 USD ($) $ / shares shares	Aug. 12, 2021 USD ($) $ / shares shares	Jul. 20, 2021 USD ($)	Mar. 22, 2021 shares	Nov. 30, 2020 USD ($)	Nov. 17, 2020	Jul. 19, 2020 shares	Jun. 26, 2020 USD ($) $ / shares shares	Apr. 03, 2020 USD ($) $ / shares shares	Mar. 20, 2020 Integer $ / shares shares	Feb. 03, 2020 USD ($) $ / shares shares	Sep. 10, 2019 USD ($) $ / shares shares	Jul. 19, 2019 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 27, 2021 USD ($) shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) shares	Feb. 04, 2021 shares	Feb. 03, 2021 shares	Feb. 04, 2020 shares	Aug. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized | shares	1,000,000,000											100,000,000			1,000,000,000			1,000,000,000			1,000,000,000	1,000,000,000	2,002,490	1,000,000,000	100,000,000	1,000,000,000
Reverse stock split							one-for-one thousand (1:1,000)
Preferred stock, shares authorized | shares	1,500,005														1,500,005			1,500,005			1,500,005	1,500,005
Preferred stock, par value | $ / shares	$ 0.01														$ 0.01			$ 0.01			$ 0.01	$ 0.01
Warrants exercised | shares													1,000
Warrant exercise price | $ / shares													$ 2,000
Fair value of warrants													$ 984,810
Proceed from issuance of excercise of warrants																			$ 275,000
Issuance of common stock for cash, shares | shares																		2,399,988
Number of restricted stock, shares | shares																	78
Proceeds from issuance of common stock																						$ 450,000
Accrued interest						$ 416
Loss on extinguishment																				$ 49,985	50,607	67,123
Convertible debt principal amount						19,600
Common stock, unissued shares | shares																				24,427
Debt premium amount	$ 177,045					11,785									$ 196,496			$ 177,045			$ 196,496	$ 574,804
Amount of decrease in equity						$ 31,801
Common stock, par value | $ / shares	$ 0.001														$ 0.001			$ 0.001			$ 0.001	$ 0.001
Number of shares issued for services, value																		$ 581,861			$ 125,572	$ 113,642
Proceeds from warrants exercise																		$ 275,000		$ 201,044	$ 776,044
Common stock shares issued | shares	43,841,644														14,055,393			43,841,644			14,055,393	258,120
Deemed dividend																		$ 114,844			$ 391,749
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares
Share based compensation																		$ 20,718		$ 20,718	$ 82,872	$ 300,416
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares																						59
Stock option expense																		$ 51,796
Vesting period																					10 months 13 days
Options granted | shares																					0	0
Warrant expiration date													Sep. 10, 2022
Term of warrant																7 months 13 days
Warrants exercisable | shares																		9,397			29,841
Common stock value issued	$ 43,842														$ 14,056			$ 43,842			$ 14,056	$ 258
Share Price | $ / shares	$ 0.026														$ 0.0517			$ 0.026			$ 0.0517
Acccrued salary cancellation	$ 9,739														$ 101,250			$ 9,739			$ 101,250
Common stock, shares issuable | shares	2,002,549														59			2,002,549			59	0
Stock Issued During Period, Value, New Issues																						$ 424,990
Stockholders' Equity Note, Subscriptions Receivable	$ 100,000																	$ 100,000	100,000				$ 100,000
Stock Issued During Period, Shares, Other | shares																		1,999,990
Mr. Nathanielsz [Member]
Class of Stock [Line Items]
Share based compensation			$ 8,299
Additional paid in capital upon issuance			$ 177,840
Legal Services [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares			$ 0.05
Share based compensation																		$ 7,883
Stock issued during the period for services, shares | shares			166,667
Common stock value issued			$ 7,883
Consultant Services [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares			$ 0.04
Share based compensation																		104,611
Stock issued during the period for services, shares | shares	2,819,712
Common stock value issued			$ 104,611
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of common shares reserved for future issuance | shares															234						234
Consultant [Member]
Class of Stock [Line Items]
Number of shares issued for services | shares					225,037
Number of shares issued for services, value																					$ 67,511
Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of restricted stock, shares | shares																	39
Chief Scientific Officer and Director [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares			$ 0.03
Share based compensation			$ 4,788
Stock issued during the period for services, shares | shares			3,420,000
Common stock value issued			$ 107,388
Additional paid in capital upon issuance																		102,600
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of restricted stock, shares | shares																	117
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																	$ 4,250
Share based payment, grant date fair value																	$ 497,240
Share based compensation																					0	$ 217,543
Employee service share based compensation															$ 248,620						$ 248,620
Number of shares not yet vested | shares															248,620						248,620	248,620
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares																						804
Accrued interest															$ 3,000						$ 3,000
Fair market value of the shares																					178,368
Loss on extinguishment																					80,368
Derivative fair value															130,975						130,975
Premiums to additional paid in capital																		$ 109,643			590,504
Convertible debt principal amount															$ 95,000						$ 95,000
Number of shares issued for services | shares																		17,934,379			805,646	8,729
Number of shares issued for services, value																		$ 17,934			$ 806	$ 8
Stock Issued During Period, Value, New Issues																						1
Common Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares															$ 0.30						$ 0.30
Number of shares issued for services | shares																					225,037
Number of shares issued for services, value																					$ 67,511
First Warrant [Member]
Class of Stock [Line Items]
Warrants exercised | shares																											450
Warrant exercise price | $ / shares																											$ 2,250
Second Warrant [Member]
Class of Stock [Line Items]
Warrants exercised | shares																											300
Warrant exercise price | $ / shares																											$ 3,330
Third Warrant [Member]
Class of Stock [Line Items]
Warrants exercised | shares																											225
Warrant exercise price | $ / shares																											$ 4,500
Warrant [Member]
Class of Stock [Line Items]
Share based compensation																						$ 984,810
Common Stock One [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares			2,800,000
Shares issued, price per share | $ / shares			$ 0.03
Share based compensation																		3,920
Stock issued during the period for services, shares | shares			2,800,000
Stock Issued During Period, Value, Employee Benefit Plan			$ 84,000
Common stock value issued			$ 87,920
Additional paid in capital upon issuance																		$ 84,000
Security Purchase Agreement [Member]
Class of Stock [Line Items]
Equity purchase agreement description										the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor (the “Investor”) purchased from the Company, 7,500 units (the “Units”), each consisting of (i) 1.5 shares of the Company’s common stock (the “Common Stock”), or pre-funded warrants (the “Prefunded Warrants”) upon Investor’s election due to the 4.99% blocker provision as discussed below and (ii) 1.5 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”).
Fair value of warrants										$ 450,000
Proceed from issuance of excercise of warrants										424,990
Offering cost										$ 25,010
Equity Method Investment, Ownership Percentage										4.99%
Issuance of common stock for cash, shares | shares																		9,445,009			8,786,113	247,619
Conversion price | $ / shares	$ 0.02														$ 0.13			$ 0.02			$ 0.13	$ 7
Conversion of principal and interest, aggregate amount																						$ 1,814,336
Conversion fees																		$ 2,250			$ 16,500	15,000
Proceeds from issuance of common stock																		200,186			1,239,075	2,125,174
Conversion option derivatives																						254,500
Accrued interest	$ 8,087														$ 103,321			8,087			103,321	15,408
Fair market value of the shares																						565,746
Loss on extinguishment																						295,838
Derivative fair value																						362,961
Premiums to additional paid in capital																						$ 874,924
Convertible debt principal amount	$ 189,849														$ 1,018,867			$ 189,849			$ 1,018,867
Security Purchase Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price | $ / shares	$ 0.02														$ 0.03			$ 0.02			$ 0.03	$ 2
Security Purchase Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion price | $ / shares	$ 0.04														$ 2.00			$ 0.04			$ 2.00	$ 910
Security Purchase Agreement [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Number of restricted stock, shares | shares										804
Security Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares										11,250
Security Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants exercised | shares										10,446
Warrant exercise price | $ / shares										$ 1
Underlying Financing Agreements [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares																		197,308,116			197,308,116
Consulting Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares								20
Proceeds from issuance of common stock														$ 39,800
Shares issued, price per share | $ / shares														$ 1,990
Consulting expenses																						$ 39,800
Engagement Agreement [Member] | Consultant [Member]
Class of Stock [Line Items]
Consulting expenses									$ 73,842			$ 73,842			$ 58,061	$ 58,061					$ 58,061	73,842
Number of shares issued for services | shares									8,709			8,709			580,609	580,609
Common stock, par value | $ / shares									$ 8			$ 8			$ 0.10	$ 0.10					$ 0.10
Employment Agreements [Member]
Class of Stock [Line Items]
Stock option expense																					$ 82,872	$ 82,873
Unvested stock options expense																					$ 72,514
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Equity purchase agreement description										the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, 7,500 units, each consisting of (i) 1.5 shares of the Company’s common stock, or pre-funded warrants upon Investor’s election due to the 4.99% blocker provision and (ii) 1.5 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”)
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants exercised | shares										10,445
Warrant exercise price | $ / shares										$ 0.10
Nathanielsz Cancellation Agreement [Member]
Class of Stock [Line Items]
Percentage of bonus of annual base salary			200.00%
Nathanielsz Cancellation Agreement [Member] | Mr. Nathanielsz [Member]
Class of Stock [Line Items]
Common stock value issued		$ 186,139
Percentage of bonus of annual base salary				78.00%
Officer compensation				$ 177,840
Debt Conversion, Converted Instrument, Shares Issued | shares		5,928,000
Share Price | $ / shares		$ 0.03
Cancellation Agreement [Member] | Deferred salary [Member]
Class of Stock [Line Items]
Acccrued salary cancellation			$ 102,600
Zelinger Amended And Restated Director Agreement [Member] | Josef Zelinger [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares																		2,800,000			2,800,000
Share based compensation			$ 3,920
Common stock value issued															$ 87,920						$ 87,920
Additional paid in capital upon issuance																		$ 84,000
Share Price | $ / shares															$ 0.03						$ 0.03
Description Of Employment Benefits			Pursuant to the terms of the Director Agreement, the Company shall pay Zelinger a base salary of $250.00 AUD ($184 USD) per month, payable on the first day of each month. In addition, the Company may compensate Zelinger additional consideration for advisory services performed by the Director, either in the form of cash or common stock, at the discretion of the Board. The Company issued 2,800,000 shares of common stock of the Company for accrued director services of $84,000 as of June 30, 2021.
Common stock, shares issuable | shares															2,800,000						2,800,000
Stock Issued During Period, Value, New Issues																					$ 84,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares	500,000														500,000			500,000			500,000	500,000
Preferred stock, par value | $ / shares	$ 0.01														$ 0.01			$ 0.01			$ 0.01	$ 0.01
Preferred stock, shares issued | shares	500,000														500,000			500,000		500,000	500,000	500,000
Preferred stock, shares outstanding | shares	500,000														500,000			500,000		500,000	500,000	500,000
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants exercised | shares															19,375						19,375
Series B Warrants [Member] | Security Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares										63,750
Warrant exercise price | $ / shares										$ 40
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares										63,750	3,750
Warrant exercise price | $ / shares											$ 40
Term of warrant											3 years
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares											63,750
Warrants exercisable | shares											37,500
Trading days | Integer											10
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Holder [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares											3,750
Series C Warrants [Member] | Security Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares										63,750
Warrant exercise price | $ / shares										$ 200
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares										63,750
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares											63,750
Warrant exercise price | $ / shares											$ 200
Term of warrant											3 years
Series A Warrants [Member] | Security Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares										$ 200
Series A Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares											11,250
Warrant exercise price | $ / shares											$ 200
Term of warrant											3 years
Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants exercised | shares															10,445						10,445
Issuance of common stock for cash, shares | shares																					29,820
20 Series A and 1 Series C Warrants [Member]
Class of Stock [Line Items]
Common stock shares issued | shares															4,199,979						4,199,979
Series B Warrant [Member]
Class of Stock [Line Items]
Common stock, shares authorized | shares	2,500																	2,500
Proceed from issuance of excercise of warrants																			$ 9,375
Common stock shares issued | shares																			6,875